Commitments and contingencies (Details)	Jun. 30, 2017 USD ($)
Other Commitments [Line Items]
2017	$ 214,712
2018	283,530
2019-2026	1,940,877
Office Space [Member]
Other Commitments [Line Items]
2017	214,712
2018	283,530
2019-2026	$ 1,940,877